Stock-Based Compensation (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted stock and units activity
Restricted Stock and Units Outstanding, Beginning Balance	8.5
Restricted Stock and Units Outstanding, Weighted Average Grant Date Value Per Share, Beginning Balance	$ 28.11
Restricted Stock and Units, Granted	1.3
Restricted Stock and Units Granted, Weighted Average Grant Value Per Share	$ 60.77
Restricted Stock and Units, Lapse of Restrictions	(2.7)
Lapse of Restrictions, Weighted Average Grant Date Value Per Share	$ 42.71
Restricted Stock and Units, Forfeited or Cancelled	(0.2)
Forfeited or Canceled, Weighted Average Grant Date Value Per Share	$ 27.24
Restricted Stock and Units Outstanding, Ending Balance	6.9
Restricted Stock and Units Outstanding, Weighted Average Grant Date Value Per Share, Ending Balance	$ 29.54